Recoverable taxes	12 Months Ended
Dec. 31, 2018
Recoverable taxes
Recoverable taxes

12.  Recoverable taxes

Recoverable taxes are presented net of provisions for losses on tax credits.

	December 31, 2018	December 31, 2017
Value-added tax	813	887
Brazilian federal contributions	808	880
Others	13	43
Total	1,634	1,810
Current	883	1,172
Non-current	751	638
Total	1,634	1,810